Cover	Oct. 25, 2024
Cover [Abstract]
Entity Registrant Name	Accredited Solutions, Inc.
Entity Central Index Key	0001464865
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Oct. 25, 2024
Entity File Number	000-54509
Entity Tax Identification Number	45-2578051
Entity Address Address Line 1	20311 Chartwell Center Drive
Entity Address Address Line 2	Suite 1469
Entity Address City Or Town	Cornelius
Entity Address State Or Province	NC
Entity Address Postal Zip Code	28031
City Area Code	800
Local Phone Number	947-9197
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false